SHAREHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Shareholders Equity Tables
Summary of Options

The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:
Risk-free interest rate	1.58%
Expected lives (years)	10.0
Expected price volatility	293.78%
Dividend rate	0.0%
Forfeiture Rate	0.0%

Weighted Average:	2016	2015
Risk-free interest rate	1.58%	2.33%
Expected lives (years)	10.0	10.0
Expected price volatility	293.78%	172.85%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%